Subsequent Events (Details) - USD ($)	Apr. 01, 2023	Jan. 01, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued		39,750
Common stock shares value (in Dollars)		$ 129,690
Stock price per share (in Dollars per share)		$ 2.62
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock shares issued	9,750